Debt - Senior Notes (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 08, 2020 USD ($) tranche	Dec. 15, 2015 USD ($)	Jul. 31, 2020 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Short-term debt					$ 0	$ 349,640
Issue of senior notes, number of tranches | tranche	2
Debt instrument, term					5 years
Loss on settlement of interest rate hedge			$ 900		$ 905	0	$ 0
Senior Notes
Debt Instrument [Line Items]
Short-term debt					350,000	350,000
Debt instrument, face amount					$ 350,000	$ 350,000
Senior Notes | Senior Notes 2015
Debt Instrument [Line Items]
Debt instrument, face amount		$ 350,000
Debt instrument, interest rate (in percent)		3.64%
Debt instrument, term		5 years
Cash proceeds from interest rate hedge				$ 4,600
Senior Notes | Senior Notes 2020
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	$ 350,000
Debt instrument, interest rate (in percent)	2.32%
Senior Notes | Senior A Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 275,000
Debt instrument, interest rate (in percent)	2.43%
Senior Notes | Senior B Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 75,000
Debt instrument, interest rate (in percent)	2.43%